DERIVATIVE FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about hedging instruments [line items]
Financial Asset	$ 135	$ 243
Financial Liability	427	322
Current Financial Assets	108	223
Current Financial Liability	167	157
Non-current Financial Asset	27	20
Non-current Financial Liability	260	165
Foreign currency forward contracts
Disclosure of detailed information about hedging instruments [line items]
Financial Liability	82	47
Warrants
Disclosure of detailed information about hedging instruments [line items]
Financial Liability	2	13
Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Financial Liability	279	144
Commodities contracts
Disclosure of detailed information about hedging instruments [line items]
Financial Liability	64	114
Cross currency swaps
Disclosure of detailed information about hedging instruments [line items]
Financial Liability	0	4
Options Contracts
Disclosure of detailed information about hedging instruments [line items]
Financial Liability	0	0
Foreign currency forward contracts
Disclosure of detailed information about hedging instruments [line items]
Financial Asset	48	100
Warrants
Disclosure of detailed information about hedging instruments [line items]
Financial Asset	0	0
Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Financial Asset	2	3
Commodities contracts
Disclosure of detailed information about hedging instruments [line items]
Financial Asset	85	131
Cross currency swaps
Disclosure of detailed information about hedging instruments [line items]
Financial Asset	0	0
Options Contracts
Disclosure of detailed information about hedging instruments [line items]
Financial Asset	$ 0	$ 9